Fair Value Measurements Disclosure: Summary of the changes in fair value (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Summary of the changes in fair value
	December 31,	December 31,
	2019	2018

Fair value at beginning of period	$-0-	$-0-

New issuances	715,853	-
Change in fair value	(319,633)	-

Fair value at end of period	$396,220	$--